SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Taxes
Current	$ 1,100,000	$ 988,347
Deferred
Total income tax expense	$ 1,100,000	$ 988,347